EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Six Months Ended June 30,
	2024	2025
Net income attributable to ordinary shareholders — basic	1,726	2,438
Eliminate the dilutive effect of interest expense of convertible senior notes	58	54
Net income attributable to ordinary shareholders — diluted	1,784	2,492
Weighted average ordinary shares outstanding — basic	3,138,594,148	3,069,285,390
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	37,795,005	38,725,481
Dilutive effect of convertible senior notes	123,927,000	130,786,730
Weighted average ordinary shares outstanding — diluted	3,300,316,153	3,238,797,601
Basic earnings per share	0.55	0.79
Diluted earnings per share	0.54	0.77

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of
	June 30,	June 30,
	2024	2025
Outstanding employee options and nonvested restricted stocks	28,519,100	39,413,700